OTHER NONCURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER NONCURRENT ASSETS
Schedule of components of other noncurrent assets

	December 31,
	2011	2010
Pension assets	$100	$75
Debt issuance costs	31	33
Capitalized turnaround costs	141	164
Spare parts inventory	89	81
Catalyst assets	23	21
Deposits	31	55
Other	67	66

Total	$482	$495